Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Inventories Abstract
Schedule of inventory

	2024	2023

Finished goods	7,586	7,164
Semi-finished goods	450	505
Raw materials, production inputs and packaging	3,220	2,480
Maintenance materials	925	934
Advances to suppliers	216	157
Imports in transit	1,291	1,292
Total	13,688	12,532